Note 22 - Provisions - Reconciliation of Site Restoration Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance at January 1	$ 3,456	$ 2,762
Foreign exchange movement	62	80
Unwinding of discount	25	25
Rehabilitation performed	(22)
- adjusted through profit or loss	58	32
- adjustment capitalised in Property, plant and equipment	218	557
Balance at December 31	$ 3,797	$ 3,456